Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy for Assets and Liabilities Measured

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023:

	As of December 31, 2024			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Current
Convertible Senior Notes due December 10, 2026 (“Senior Convertible Note”)	-	-	473,715,560	473,715,560
Liability-settled share-based payment to non-employee	-	-	1,581,448	1,581,448
Non-current
Convertible Notes due June 28, 2027(“Convertible Junior Note”)	-	-	464,847,231	464,847,231

Total	-	-	940,144,239	940,144,239

	As of December 31, 2023			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Current
Liability-settled share-based payment to non-employee	-	-	2,833,080	2,833,080
Non-current
Convertible notes	-	-	420,712,380	420,712,380
Deferred contingent consideration	-	-	94,199,910	94,199,910

Total	-	-	517,745,370	517,745,370

Schedule of Reconciliation from the Opening Balances

The table below reflects the reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy for the years ended December 31, 2024, 2023 and 2022:

	Convertible Senior Note	Convertible Junior Note	Liability -settled share -based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2024	420,712,380	-	2,833,080	94,199,910
Additions	-	439,723,560	-
Changes in fair value, excluding impact of instrument-specific credit risk	44,764,043	21,110,267	(1,277,140)	16,941,248
Changes in fair value due to instrument specific credit risk	1,494,507	-	-	-
Foreign currency translation adjustment	6,744,630	4,013,404	25,508	602,346
Settlement of deferred contingent consideration		-	-	(111,743,504)
Balance as December 31, 2024	473,715,560	464,847,231	1,581,448	-

	Convertible Senior Note	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2023	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468	-
Additions					-	65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk	58,280,908	3,584,872	83,966,126	(19,654,006)	(1,386,708)	26,106,460
Realized gain recognized in interest income	-	(5,718,400)	-	-	-	-
Changes in fair value due to instrument specific credit risk	2,116,740	-	-		-	-
Foreign currency translation adjustment	6,234,468	(944,458)	2,882,251	(126,498)	180,320	2,125,131
Exercise of Public and Private warrants	-	-	(105,931,381)	-	-	-
Settlement of Liability-settled share-based payment to employee	-	-	-	-	-	-
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement	-	(369,297,715)	-	(249,470,932)	-	-
Balance as of December 31, 2023	420,712,380	-	-	-	2,833,080	94,199,910
	Convertible Senior Note	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee
Balance as of January 1, 2022	318,466,215	-	-	-	-
Additions	-	370,242,173	65,418,439	88,172,680	11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	4,493,605	2,133,528	(45,903,468)	186,598,308	(7,390,032)
Changes in fair value due to instrument specific credit risk	1,520,393	-	-	-	-
Foreign currency translation adjustment	29,600,051	-	(431,967)	(5,519,552)	(89,834)
Balance as of December 31, 2022	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468

Schedule of Assumptions

As of December 31, 2024, the assumptions were as follow:

	Convertible Senior Note		Convertible Junior Note		Liability-settled share-based payment to non-employee
Expected volatility		82.00%		22.00%		93.00%
Risk-free interest rate (per annum)		4.25%		4.27%		5.53%
Expected dividend yield		0.00%		0.00%		0.00%
Fair value of the underlying ordinary share	US$	3.55	US$	3.55	US$	3.55
Bond yield		10.52%		10.33%		N/A

As of December 31, 2023, the assumptions were as follow:

	Convertible Senior Note		Liability-settled share-based payment to non-employee		Deferred contingent consideration
Expected volatility		22.00%		64.00%		22.00%
Risk-free interest rate (per annum)		4.00%		5.23%		4.20%
Expected dividend yield		0.00%		0.00%		0.00%
Fair value of the underlying ordinary share	US$	1.75	US$	1.75	US$	1.75
Bond yield		10.60%		N/A		N/A
Discount rate		N/A		N/A		23.00%
Annual per store revenue growth rate		N/A		N/A		2.00%

As of June 28, 2024, the assumptions were as follow:

	Convertible Junior Note		Deferred contingent consideration
Expected volatility		22.00%		21.00%
Risk-free interest rate (per annum)		4.52%		3.10%
Expected dividend yield		0.00%		0.00%
Fair value of the underlying ordinary share	US$	3.75	US$	3.75
Bond yield		10.80%		N/A
Discount rate		N/A		21.00%